Subsequent Events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
24.
SUBSEQUENT EVENTS

The Group has evaluated subsequent events and transactions that occurred after June 30, 2025 and up through December 22, 2025, which is the date when the unaudited condensed consolidated interim financial statements were available to be issued.

Other than the event disclosed elsewhere in these unaudited condensed consolidated interim financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated interim financial statements.